SHAREHOLDERS' EQUITY (Summary of RSU Activity) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1, 2018	1,279,502
Granted	366,826
Vested	(455,988)
Forfeited	(112,431)
Outstanding as of December 31, 2018	1,077,909